Government Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Schedule of loans

The loans are summarized as follows:

March 31, 2021

Principal outstanding	$659,250
Deferred loan costs, net of amortization	(4,180)
Subtotal	655,070
Less current portion	(59,403)

Total long term portion	$595,667

The loans are summarized as follows:

December 31, 2020
Principal outstanding	$679,866
Deferred loan costs, net of amortization	(4,408)
Subtotal	675,458
Less current portion	(53,858)

Total long term portion	$621,600

Schedule of Expected payments

Expected payments under the above loans as of December 31, 2020 are summarized as follows:

Payments expected for year ended	December 31, 2020
2021	$60,087
2022	194,110
2023	194,110
2024	77,615
2025	58,860
thereafter	219,712
Subtotal	804,494
Less interest portion	(124,628)

Total debt balance	$679,866